Asset Sale to WBA - Operating results of discontinued operations (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 04, 2017	Nov. 26, 2016	Aug. 27, 2016	May 28, 2016	Feb. 27, 2016	Nov. 28, 2015	Aug. 29, 2015	May 30, 2015	Mar. 04, 2017	Feb. 27, 2016	Feb. 28, 2015
Income statement disclosures
Revenues									$ 10,050,049	$ 10,045,543	$ 9,970,182
Costs and expenses:
Cost of revenues									7,340,691	7,211,267	7,112,860
Selling, general and administrative expenses									2,465,364	2,432,175	2,416,361
Lease termination and impairment charges									9,516	7,946	4,741
Interest expense									231,926	263,442	280,615
(Gain) loss on sale of assets, net									2,625	3,909	1,117
Cost and expenses									10,050,122	9,918,739	9,815,694
Income (loss) from discontinued operations before income taxes									(73)	126,804	154,488
Income tax expense (benefit)									46	63,427	57,161
Net income (loss) from discontinued operations, net of tax	$ 3,912	$ (8,600)	$ 8,737	$ (4,076)	$ 7,541	$ 24,406	$ 20,629	$ 10,801	(27)	63,377	$ 97,327
Intersegment elimination
Income statement disclosures
Revenues									$ 132,516	$ 79,123